Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

July 29, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust” or “Registrant”)
(File No. 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, attached for electronic filing pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, is Amendment No. 205 to the Registration Statement of the Trust on Form N-1A, which is being filed to make non-material changes to the Offering Memoranda of the Private Account Portfolio Series, each dated July 29, 2009 and to the Offering Memorandum Supplements to the Trust’s Private Account Portfolio Series, each dated July 29, 2009. This amendment does not affect the currently effective Offering Memoranda and Offering Memorandum Supplements as they relate to the other series of the Trust’s Private Account Portfolio Series not included herein.

No fees are required in connection with this filing. Please address any questions or comments concerning the attached to the undersigned at (202) 261-3464.

Sincerely,

/s/ Adam T. Teufel

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